Accumulated Other Comprehensive Loss - Reclassification Out of Accumulated Other Comprehensive Loss (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification for the period	$ (2,500)	$ (400)
Pension and OPEB Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification for the period	(2,500)	(400)
Pension and OPEB Liability [Member] | Reclassification out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrecognized loss	4,000
Amortization of prior service cost	100
Total before tax	4,100
Tax effect	(1,600)
Total reclassification for the period	$ 2,500